Note 14 - Redeemable Non-controlling Interest - Redeemable Non-controlling Interest in Subsidiary (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Balance, Temporary Equity	$ (2,453)	$ 629
Net income, redeemable non-controlling interest	(213)	(6,839)	$ (6,608)
Transfer to Additional Paid-In Capital due to purchase of non-controlling interest		3,757
Transferred to Additional Paid-in Capital	2,666
Balance, Temporary Equity	$ 0	$ (2,453)	$ 629